Other Financial Data (Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Other Financial Data [Abstract]
Employee compensation	$ 705	$ 650
Customer advanced payments	455	402
Product warranty	$ 193	$ 183